VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 97.7%
Australia : 19.5%
Bellevue Gold Ltd. * 35,927,763 $ 31,611,666
De Grey Mining Ltd. * † 10,771,722 7,652,874
Emerald Resources NL * 8,103,636 14,016,911
Evolution Mining Ltd. 8,646,787 18,050,805
Northern Star Resources Ltd. 4,012,800 26,645,991
Perseus Mining Ltd. 2,333,900 2,436,918
Predictive Discovery Ltd. * † 82,421,400 10,048,660
Resolute Mining Ltd. * † 31,872,435 7,000,177
West African Resources
Ltd. * 13,490,984 6,594,421
124,058,423
Brazil : 5.4%
Wheaton Precious Metals
Corp. (USD) 849,791 34,459,025
Underline
Canada : 53.9%
Agnico Eagle Mines Ltd.
(USD) 983,231 44,687,849
Alamos Gold, Inc. (USD) 4,303,223 48,583,388
Allied Gold Corp. * ø 1,570,068 5,479,199
B2Gold Corp. 3,342,872 9,598,528
B2Gold Corp. (USD) 1,270,341 3,671,286
Barrick Gold Corp. (USD) 2,518,600 36,645,630
Bear Creek Mining Corp. * ø 948,000 146,571
Franco-Nevada Corp. (USD) 227,200 30,328,928
G Mining Ventures Corp. * 10,281,966 8,705,511
G2 Goldfields Inc. (USD) 3,905,600 2,237,909
G2 Goldfields, Inc. * 1,127,000 647,200
Galway Metals, Inc. * † ‡ 5,301,789 1,014,883
Goldsource Mines, Inc. * ‡ 4,314,354 698,809
Kinross Gold Corp. (USD) 9,309,418 42,450,946
Liberty Gold Corp. * ø 10,822,000 2,191,092
Liberty Gold Corp. * ‡ 21,139,114 4,279,961
Lundin Gold, Inc. 579,100 6,501,951
Marathon Gold Corp. * 5,663,251 2,501,712
O3 Mining, Inc. * 1,807,700 1,943,120
Orezone Gold Corp. * 8,012,607 5,132,316
Osisko Gold Royalties Ltd.
(USD) 1,829,800 21,500,150
Osisko Mining, Inc. * 3,682,160 6,668,959
Pan American Silver Corp.
(USD) 893,000 12,930,640
Probe Gold, Inc. * 3,434,223 3,792,626
Pure Gold Mining, Inc. ø 18,800,000 0
Pure Gold Mining, Inc. * ø 5,058,500 0
Reunion Gold Corp. * 30,191,820 9,224,815
Silver Tiger Metals, Inc. * 5,982,500 969,004
Skeena Resources Ltd. * 1,264,550 5,781,598
Snowline Gold Corp. * † 1,322,000 4,944,421
SSR Mining, Inc. (USD) 969,650 12,886,649
Thesis Gold, Inc. * 4,024,268 1,896,213
West Red Lake Gold Mines
Ltd. * ‡ ø 11,157,000 5,749,972
343,791,836
Chile : 0.2%
Rio2 Ltd. (CAD) * 6,034,056 977,355
Underline
Number
of Shares Value
Mexico : 0.8%
GoGold Resources, Inc.
(CAD) * 3,120,018 $ 2,779,475
GoGold Resources, Inc.
(CAD) * ø 2,725,643 2,428,145
5,207,620
South Africa : 1.5%
Gold Fields Ltd. (ADR) 861,000 9,350,460
Underline
Tanzania : 1.0%
Anglogold Ashanti Plc (USD)  398,000 6,288,400
Underline
Turkey : 1.2%
Eldorado Gold Corp. (USD) * 882,033 7,858,914
Underline
United Kingdom : 4.4%
Endeavour Mining Plc (CAD) 1,444,831 28,316,879
Underline
United States : 9.8%
Newmont Corp. 642,326 23,733,946
Royal Gold, Inc. 367,600 39,086,908
62,820,854
Total Common Stocks
(Cost: $469,387,424) 623,129,766
WARRANTS : 0.1%
Canada : 0.1%
Marathon Gold Corp.,
CAD 1.35, exp. 09/19/24 ∞ 635,000 20,609
Reunion Gold Corp.,
CAD 0.39, exp. 07/06/24 ∞ 3,605,160 273,260
Thesis Gold Inc.,
CAD 1.55, exp. 12/09/23 639,000 612
Underline
Total Warrants
(Cost: $340,564) 294,481
MONEY MARKET FUND : 1.3%
(Cost: $8,402,206)
Invesco Treasury Portfolio -
Institutional Class 8,402,206 8,402,206
Underline
Total Investments Before Collateral for
Securities Loaned: 99.1%
(Cost: $478,130,194) 631,826,453
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $108,913)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 108,913 108,913
Total Investments: 99.1%
(Cost: $478,239,107) 631,935,366
Other assets less liabilities: 0.9% 5,953,731
NET ASSETS: 100.0% $ 637,889,097

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,289,983.
ø Restricted Security – the aggregate value of restricted securities is $15,994,979, or 2.5% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Restricted securities held by the Fund as of September 30, 2023 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Allied Gold Corp. 09/14/2023 1,570,068 $ 6,985,620 $ 5,479,199 0.9%
Bear Creek Mining Corp. 08/15/2015 948,000 2,865,267 146,571 0.0%
GoGold Resources, Inc. 08/31/2020 2,725,643 2,002,864 2,428,145 0.4%
Liberty Gold Corp. 10/04/2021 10,822,000 5,138,855 2,191,092 0.3%
Pure Gold Mining, Inc. 05/16/2022 18,800,000 2,194,296 0 0.0%
Pure Gold Mining, Inc. 05/21/2020 5,058,500 3,571,215 0 0.0%
West Red Lake Gold Mines Ltd. 04/18/2023 11,157,000 2,915,338 5,749,972 0.9%
$25,673,455 $15,994,979 2.5%
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Gold 93.9% $ 592,553,193
Silver 2.5 16,679,119
Diversified Metals & Mining 1.6 9,720,394
Precious Metals & Minerals 0.7 4,471,541
Money Market Fund 1.3 8,402,206
100.0% $ 631,826,453

Transactions in securities of affiliates for the period ended September 30, 2023 were as follows:
Value
12/31/2022 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2023
Dividend
Income
Benchmark Metals,
Inc. $3,052,381 $– $– $– $(3,052,381) $– $–
Benchmark Metals,
Inc.
*
2,151 – – – (2,151) – –
Galway Metals, Inc. 2,643,064 – – – (1,628,181) 1,014,883 –
Goldsource Mines,
Inc. 1,417,937 – – – (719,128) 698,809 –
Liberty Gold Corp. 9,196,827 – (384,749) (545,774) (3,986,343) 4,279,961 –
Liberty Gold Corp.ø 4,475,864 – – – (2,284,773) –(a) –
West Red Lake
Gold Mines Ltd.ø – 2,915,338 – – 2,834,634 5,749,972 –
$20,788,224 $2,915,338 $(384,749) $(545,774) $(8,838,323) $11,743,625 $–
* Warrants
ø Restricted Security.
(a) Security held by the Fun d, however not classified as an affiliate at the end of the reporting period.